Investments in Affiliated Companies - Summarized Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments
Gross profit	$ 37,546	$ 40,831	$ 34,872	$ 37,704	$ 38,297	$ 49,984	$ 45,034	$ 33,895	$ 150,953	$ 167,210	$ 158,012
Operating Income (Loss)	10,993	18,754	9,845	11,974	11,160	24,811	18,346	11,650	51,566	65,967	69,807
Net (loss) income	$ (306,271)	$ 7,812	$ 16,246	$ 509	$ 19,333	$ 26,810	$ 30,723	$ 3,444	(281,704)	80,310	59,621
Equity Method Investment, Nonconsolidated Investee
Schedule of Equity Method Investments
Sales									275,621	376,372	346,975
Gross profit									88,616	143,668	125,109
Operating Income (Loss)									53,500	105,614	87,591
Net (loss) income									$ 55,328	$ 106,683	$ 87,903